Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingent Liabilities [Abstract]
Schedule of future minimum lease payments
	2018	2017
	USD thousands	USD thousands
Less than one year	195	202
Between one to five years	751	784
More than five years	360	584